Lease liabilities and right-of-use assets - Summary of Right of Use Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Balance as at 1 January	$ 863,645	$ 1,110,486
Additions during the year	3,737,469	116,968
Depreciation charge for the year	(541,218)	(363,809)	$ (232,791)
Balance as at 31 December	$ 4,059,896	$ 863,645	$ 1,110,486